UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June  30,  2012
                                               ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson          New York, NY             8/14/12
       ------------------------   -------------------------------------



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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              9
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Form 13F Information Table Entry Total:          29
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Form 13F Information Table Value Total:        $827,503
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                                                (thousands)

Note: The information provided herein with respect to warrants is based on (i) the number of warrant shares beneficially owned by the Reporting Manager as of June 30, 2012 and (ii) the price of such warrants as reported by Bloomberg as of June 30, 2012.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number        Name

     1          028-13860          Centerbridge Credit Partners
                                   General Partner, L.P.
     2          028-13859          Centerbridge Credit Partners
                                   Offshore General Partner, L.P.
     3          028-13862          Centerbridge Credit Advisors,
                                   L.L.C.
     4          028-13861          Centerbridge Partners Holdings, LLC
     5          028-13858          Jeffrey H. Aronson
     6          028-13857          Mark T. Gallogly
     7          028-14393          Centerbridge Special Credit
                                   Partners General Partner, L.P.
     8          028-14395          Centerbridge Special Credit
                                   Advisors, L.L.C.
     9          028-14392          Centerbridge Special GP
                                   Investors, L.L.C.


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
BANKUNITED INC               COM              06652K103  253,902 10,767,704 SH       DEFINED    4,5,6       10,767,704      0    0
CIT GROUP INC                COM NEW          125581801   82,260  2,308,085 SH       DEFINED    1,3,4,5,6    2,308,085      0    0
CIT GROUP INC                COM NEW          125581801  143,482  4,025,857 SH       DEFINED    2,3,4,5,6    4,025,857      0    0
CIT GROUP INC                COM NEW          125581801   89,566  2,513,079 SH       DEFINED    4,5,6,7,8,9  2,513,079      0    0
CIT GROUP INC                COM NEW          125581801    5,293    148,500 SH  CALL DEFINED    1,3,4,5,6            0      0    0
CIT GROUP INC                COM NEW          125581801    9,056    254,100 SH  CALL DEFINED    2,3,4,5,6            0      0    0
CIT GROUP INC                COM NEW          125581801    5,253    147,400 SH  CALL DEFINED    4,5,6,7,8,9          0      0    0
GENERAL MTRS CO              COM              37045V100      307     15,549 SH       DEFINED    1,3,4,5,6       15,549      0    0
GENERAL MTRS CO              COM              37045V100      537     27,209 SH       DEFINED    2,3,4,5,6       27,209      0    0
GENERAL MTRS CO              COM              37045V100      329     16,672 SH       DEFINED    4,5,6,7,8,9     16,672      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    3,412    309,578 SH       DEFINED    1,3,4,5,6      309,578      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    5,968    541,533 SH       DEFINED    2,3,4,5,6      541,533      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    3,658    331,941 SH       DEFINED    4,5,6,7,8,9    331,941      0    0
ISTAR FINL INC               COM              45031U101    7,146  1,107,907 SH       DEFINED    1,3,4,5,6    1,107,907      0    0
ISTAR FINL INC               COM              45031U101   12,718  1,971,750 SH       DEFINED    2,3,4,5,6    1,971,750      0    0
ISTAR FINL INC               COM              45031U101    5,650    875,939 SH       DEFINED    4,5,6,7,8,9    875,939      0    0
PENN NATL GAMING INC         COM              707569109    1,985     44,514 SH       DEFINED    4,5,6           44,514      0    0
QUAD / GRAPHICS INC          COM CL A         747301109    1,002     69,673 SH       DEFINED    4,5,6           69,673      0    0
QUAD / GRAPHICS INC          COM CL A         747301109    8,821    613,446 SH       DEFINED    1,3,4,5,6      613,446      0    0
QUAD / GRAPHICS INC          COM CL A         747301109   14,626  1,017,105 SH       DEFINED    2,3,4,5,6    1,017,105      0    0
QUAD / GRAPHICS INC          COM CL A         747301109    8,353    580,848 SH       DEFINED    4,5,6,7,8,9    580,848      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   12,602    237,600 SH  CALL DEFINED    4,5,6                0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   19,047    359,100 SH  CALL DEFINED    1,3,4,5,6            0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   34,232    645,400 SH  CALL DEFINED    2,3,4,5,6            0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   18,983    357,900 SH  CALL DEFINED    4,5,6,7,8,9          0      0    0
VISTEON CORP                 COM NEW          92839U206   20,615    549,737 SH       DEFINED    1,3,4,5,6      549,737      0    0
VISTEON CORP                 COM NEW          92839U206   35,959    958,895 SH       DEFINED    2,3,4,5,6      958,895      0    0
VISTEON CORP                 COM NEW          92839U206   22,449    598,630 SH       DEFINED    4,5,6,7,8,9    598,630      0    0
WALTER INVT MGMT CORP        COM              93317W102      292     12,469 SH       DEFINED    4,5,6           12,469      0    0




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